Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Short-term Loan Facility [Abstract]
Interest income	$ 48	$ 0
Management Agreements [Abstract]
Fees from related parties	1,345	1,060
United [Member]
Short-term Loan Facility [Abstract]
Note receivable	$ 2,000
Interest rate	10.00%
Interest income	$ 48
Management Agreements [Abstract]
Fees from related parties	1,345	$ 1,060
Due from related parties	$ 8,220		$ 7,271